INVESTMENT IN ASSOCIATED COMPANIES (Schedule of Participations Using Equity Method) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%	49.90%
SFL Hercules Ltd
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)			100.00%